ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2021
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

NOTE 15 — ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

As of December 31, 2021 and 2020, accrued expenses and other current liabilities consist of:

	As of December 31,
	2021	2020
Accrued expenses	$390,138	$233,842
North West Parks Board	1,177,050	1,049,515
Other taxation payable	33,314	104,368
VAT	48,493	28,271
Derivative liability	250,000	250,000
Sundry payables	165,307	144,226
Total	$2,064,302	$1,810,222

The North West Parks Board accrual represents the amounts owed related to the Company’s Tau Game Lodge land lease.